May 1, 2009

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:          Separate Account 1 of Columbus Life Insurance Company
File Nos. 333-73390 and 811-09337
Legacy Prospectus and Statement of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 11 to its Registration Statement number 333-73390 on Form N-6, which was filed electronically on April 24, 2009.

Sincerely,

/s/ Mark J. Mahoney

Mark J. Mahoney
Associate Counsel
Western & Southern Financial Group, Inc.